Property and Equipment	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Property and Equipment [Abstract]
Property and Equipment

Note 5 — Property and Equipment

Property and equipment at December 31, 2016 and March 31, 2016 was as follows:

	December 31, 2016	March 31, 2016
Production equipment	$51,304	$51,304
Computer equipment	42,078	23,125
Total property and equipment	93,382	74,429

Accumulated depreciation	(29,903)	(11,860)
Property and equipment, net	$63,479	$62,569

Depreciation expense was $18,043 and $2,787 for the nine months ended December 31, 2016 and 2015, respectively, and $6,072 and $984 for the three months ended December 31, 2016 and 2015, respectively.

Note 5 — Property and Equipment

	Years Ended March 31,
	2016	2015 (Restated)
Production equipment	$51,304	$—
Computer equipment	23,125	16,416
Total property and equipment	74,429	16,416

Accumulated depreciation	(11,860)	(5,524)
Property and equipment, net	$62,569	$10,892

The Company completed its annual impairment testing of property and equipment and determined that there was no impairment as the fair value of the property and equipment, exceeded their carrying values at March 31, 2016. Depreciation expense was $6,336 and $3,048 for the years ended March 31, 2016 and 2015, respectively.